Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of notional amounts of financial instruments with off-balance sheet risk

Below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at September 30, 2014 and December 31, 2013:

(in thousands)	September 30, 2014	December 31, 2013
Contract Amount
Commitments to Extend Credit	$70,698	$30,516
Unfunded Commitments under lines of credit	$105,656	$115,311
Commercial and Standby letters of credit	$7,678	$7,695

Set forth below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at December 31, 2013 and December 31, 2012:

	December 31,
(in thousands)	2013	2012
Contract Amount
Commitments to Extend Credit	$30,516	$26,775
Unfunded Commitments under lines of credit	$115,311	$71,423
Commercial and Standby letters of credit	$7,695	$5,470